ACQUISITION OF REVERA INC. (Valuation of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Net Carrying Amount	$ 17,906
ReVera Inc. [Member]
Business Acquisition [Line Items]
Original Amount	22,929
Accumulated Amortization	5,023
Net Carrying Amount	17,906
ReVera Inc. [Member] | Technology [Member]
Business Acquisition [Line Items]
Original Amount	12,305
Accumulated Amortization	1,318
Net Carrying Amount	10,987
ReVera Inc. [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Original Amount	5,191
Accumulated Amortization	199
Net Carrying Amount	4,992
ReVera Inc. [Member] | Backlog [Member]
Business Acquisition [Line Items]
Original Amount	3,506
Accumulated Amortization	$ 3,506
Net Carrying Amount
ReVera Inc. [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Original Amount	$ 1,927
Accumulated Amortization
Net Carrying Amount	$ 1,927